7 Trade Accounts Receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	R$ 331,388	R$ 309,830	R$ 355,666
Effects of applying new IFRS		21,863
Additions/ (reversals)	162,477	96,084	90,288
Reversal or write offs	(117,109)	(96,389)	(136,124)
Allowance for doubtful accounts, ending	376,756	331,388	309,830
Customers [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	186,258	168,211	217,466
Effects of applying new IFRS		18,941
Additions/ (reversals)	136,514	86,178	79,259
Reversal or write offs	(103,783)	(87,072)	(128,514)
Allowance for doubtful accounts, ending	218,989	186,258	168,211
Customers [Member] | Residential [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	21,722	22,532	66,502
Effects of applying new IFRS		(5,708)
Additions/ (reversals)	71,794	62,274	36,177
Reversal or write offs	(51,692)	(57,376)	(80,147)
Allowance for doubtful accounts, ending	41,824	21,722	22,532
Customers [Member] | Industrial [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	87,197	78,779	66,563
Effects of applying new IFRS		4,394
Additions/ (reversals)	33,772	10,367	26,265
Reversal or write offs	(23,015)	(6,343)	(14,049)
Allowance for doubtful accounts, ending	97,954	87,197	78,779
Customers [Member] | Commercial [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	69,717	59,275	67,075
Effects of applying new IFRS		16,973
Additions/ (reversals)	27,866	10,318	18,101
Reversal or write offs	(26,658)	(16,849)	(25,901)
Allowance for doubtful accounts, ending	70,925	69,717	59,275
Customers [Member] | Rural [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	3,810	2,731	3,130
Effects of applying new IFRS		1,646
Additions/ (reversals)	1,499	3,734	2,997
Reversal or write offs	(1,920)	(4,301)	(3,396)
Allowance for doubtful accounts, ending	3,389	3,810	2,731
Customers [Member] | Public Entities [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	4,874	4,835	12,981
Effects of applying new IFRS		3,262
Additions/ (reversals)	435	(1,313)	(3,833)
Reversal or write offs	(419)	(1,910)	(4,313)
Allowance for doubtful accounts, ending	4,890	4,874	4,835
Customers [Member] | Public Lighting [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	120	40	104
Effects of applying new IFRS		389
Additions/ (reversals)	(117)	(304)	205
Reversal or write offs		(5)	(269)
Allowance for doubtful accounts, ending	3	120	40
Customers [Member] | Public Service [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	199	19	1,111
Effects of applying new IFRS		460
Additions/ (reversals)	145	8	(653)
Reversal or write offs	(79)	(288)	(439)
Allowance for doubtful accounts, ending	(265)	199	19
Customers [Member] | Unbilled - captives [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	1,502
Effects of applying new IFRS		1,573
Additions/ (reversals)	(322)	(71)
Reversal or write offs
Allowance for doubtful accounts, ending	1,180	1,502
Customers [Member] | Adjustment to Present Value [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	(2,883)
Effects of applying new IFRS		(4,048)
Additions/ (reversals)	1,442	1,165
Reversal or write offs
Allowance for doubtful accounts, ending	(1,441)	(2,883)
Concessionaires, Permission holder and Trading Companies [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	129,139	133,854	132,742
Effects of applying new IFRS		4,155
Additions/ (reversals)	11,608	(8,860)	(1,287)
Reversal or write offs	(657)	(10)	(175)
Allowance for doubtful accounts, ending	140,090	129,139	133,854
Concessionaires, Permission holder and Trading Companies [Member] | CCEE [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	119,665	119,665	119,665
Effects of applying new IFRS
Additions/ (reversals)
Reversal or write offs
Allowance for doubtful accounts, ending	(119,665)	119,665	119,665
Concessionaires, Permission holder and Trading Companies [Member] | Concessionaires, Permission holder and Trading Companies [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	9,474	14,189	13,077
Effects of applying new IFRS		4,155
Additions/ (reversals)	11,608	(8,860)	1,287
Reversal or write offs	(657)	(10)	(175)
Allowance for doubtful accounts, ending	20,425	9,474	14,189
Telecommunications [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	3,879	1,511	534
Effects of applying new IFRS		(1,233)
Additions/ (reversals)	13,292	12,749	8,309
Reversal or write offs	(12,022)	(9,148)	(7,332)
Allowance for doubtful accounts, ending	5,149	3,879	1,511
Gas Distribution [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	12,112	6,254	4,924
Effects of applying new IFRS
Additions/ (reversals)	1,063	6,017	1,433
Reversal or write offs	(647)	(159)	(103)
Allowance for doubtful accounts, ending	R$ 12,528	R$ 12,112	R$ 6,254